INVENTORIES	12 Months Ended
Aug. 31, 2019
Inventories [Abstract]
INVENTORIES [Text Block]

8. INVENTORIES

The Company’s inventories are comprised of the following balances as of August 31, 2019 and August 31, 2018:

	AUGUST 31, 2019
	QUANTITY	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	13,985 plants	$1,945	$4,256	$6,201
Dry cannabis
Available for packaging	5,506 kg	5,261	12,718	17,979
Packaged inventory	1,557 kg	4,205	2,549	6,754
Flower and trim available for extraction	4,939 kg	4,433	12,193	16,626
Concentrated extract	790 kg	15,393	21,573	36,966
Cannabis oil
Bulk formulated oil	3,149 L	754	1,121	1,875
Bottled and packaged oil	880 L	728	425	1,153
Packaging and supplies		5,590	-	5,590
		$38,309	$54,835	$93,144

	AUGUST 31, 2018
	QUANTITY	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	8,142 plants	$873	$4,985	$5,858
Dry cannabis
Available for packaging	5,032 kg	4,152	16,384	20,536
Packaged inventory	71 kg	90	309	399
Flower and trim available for extraction	1,918 kg	1,570	10,327	11,897
Concentrated extract	40 kg	529	1,922	2,451
Cannabis oil
Bulk formulated oil	2,632 L	600	2,116	2,716
Bottled and packaged oil	168 L	88	159	247
Packaging and supplies		865	-	865
		$8,767	$36,202	$44,969

Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, and beverage and vaporizable products.
The amount of inventory expensed in cost of sales for the year ended August 31, 2019 was $35,224 (August 31, 2018 - $4,658).